Provisions	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Provisions [Abstract]
Provisions

12.   Provisions

(a)

During the year ended March 31, 2019, the Corporation received a judgment from the Superior Court of Québec in respect of certain royalty payments alleged to be owed and owing to a former chief executive officer of the Corporation (the “Former CEO”) pursuant to the terms of an agreement entered into on February 23, 2001 between Neptune and the Former CEO (the “Royalty Agreement”). The Corporation appealed the judgment which was dismissed by the Court of Appeal of Québec in February 2021. Under the terms of the Royalty Agreement and as maintained by the court, annual royalties of 1% of the sales and other revenue made by the Corporation on a consolidated basis are payable by the Corporation to a Former CEO biannually, but only to the extent that the cost of the royalty would not cause the Corporation to have a  loss before interest, taxes and amortization (in which case, the payments would be deferred to the following fiscal year).

As of March 31, 2021, a provision of $1,871,555 (2020 - $1,115,703) has been recorded by the Corporation.  Subsequent to the year ended March 31, 2021, the Corporation made payments totalling $1,740,770 to the Former CEO in relation with this provision. A litigation provision of $2,130,074 was recorded in the consolidated statement of financial position of the year ended March 31, 2019 to cover the estimated cost of the judgement in accordance with the ruling above, including legal and administrative proceedings. During the year ended March 31, 2020, the Corporation paid $1,200,537 related to the portion of the judgment not contested by Neptune and also paid $106,817 in legal fees for the appeal. During the year ended March 31, 2021, an additional amount of $755,852 (2020 - $292,983) has been recorded as a provision for royalty payments owed on consolidated revenues and as expenses related to the litigation, in the selling, general and administrative expenses of the consolidated statements of loss and comprehensive loss.

(b)

In addition to the above, a Former CEO of the Corporation was claiming the payment of approximately $8,500,000 and the issuance of equity instruments for severance entitlements under his employment contract terminated in April 2014. On May 10, 2019, Neptune announced a settlement regarding these claims. Pursuant to the agreement entered, Neptune agreed to issue 600,000 common shares from treasury (in accordance with securities regulation) and transfer 2,100,000 shares of Acasti held by the Corporation to a Former CEO. In addition, Neptune agreed to reimburse nominal legal fees.

As at March 31, 2019, a provision of $5,834,502 was recorded in the consolidated statement of financial position relating to this settlement. During the year ended March 31, 2020, the 2,100,000 shares in Acasti held by the Corporation were transferred and the 600,000 common shares from treasury were issued to a Former CEO. Neptune received full and final release on all claims in connection with this case.

(a)

In September 2020, Neptune submitted a claim and demand for arbitration against Peter M. Galloway and PMGSL Holdings, LLC (collectively “PMGSL”) in accordance with the Asset Purchase Agreement (“APA”) dated May 9, 2019 between, among others, Neptune and PMGSL. Separately, PMGSL submitted a claim and demand for arbitration against Neptune. The Neptune claims and PMGSL claims have been consolidated into a single arbitration and each are related to the purchase by Neptune of substantially all of the assets of the predecessor entities of PMGSL Holdings, LLC. Neptune is claiming, among other things, breach of contract and negligent misrepresentation by PMGSL in connection with the APA and is seeking, among other things, equitable restitution and any and all damages recoverable under law. PMGSL is claiming, among other things, breach of contract by Neptune and is seeking, among other things, payment of certain compensation contemplated by the APA. While Neptune believes there is no merit to the claims brought by PMGSL, a judgment in favor of PMGSL may have a material adverse effect on our business and Neptune intends to continue vigorously defending itself. Based on currently available information, a provision of $754,440 has been recognized for this case as at March 31, 2021.

(b)	During the year ended March 31, 2021, the Corporation recorded $195,000 of other provisions for other legal obligations.